Significant Accounting policies (Tables)	12 Months Ended
Oct. 31, 2019
Significant Accounting policies [Abstract]
Exchange Rates
The exchange rates used are as follows:

	12 months ended October 31, 2019		18 months ended October 31, 2018		12 months ended April 30, 2017
	Average	Closing	Average	Closing	Average	Closing
£1 = $	1.27	1.29	1.33	1.27	1.29	1.29
€1 = $	1.12	1.12	1.18	1.14	1.09	1.09
C$ = $	0.75	0.76	0.78	0.76	0.76	0.73
ILS = $	0.28	0.28	0.28	0.27	0.26	0.28
100 JYP = $	1.10	1.08	0.90	0.92	0.91	0.90

Estimated Useful Lives of Intangible Assets
The estimated useful lives will vary for each category of asset acquired and to date are as follows:

Purchased software	Term licence agreement based, generally three to seven years
Technology	Three to 12 years
Trade names	Three to 20 years
Customer relationships	Two to 15 years
Lease contracts	Term of the lease agreement

Estimated Useful Lives of Property, Plant and Equipment
Depreciation is calculated using the straight-line method to write off the cost of each asset to its residual value over its estimated useful life as follows:

Buildings	30 years
Leasehold improvements	Three to 10 years (not exceeding the remaining lease period)
Fixtures and fittings	Two to seven years
Computer equipment	One to five years

Reclassification of Financial Instruments on Adoption of IFRS 9
The change in measure of the trade receivables loss allowance had no material impact on the Group’s basic or diluted earnings per share for the 12 months ended October 31, 2019 or the 18 months ended October 31, 2018.

		Measurement category		Carrying amount
	Note	IAS 39	IFRS 9	October 31, 2018	IFRS 9 Adjustments[1]	November 1, 2018
				$m	$m	$m
Financial assets

Non-current
Long-term pension assets	25	Available-for-sale financial assets	Fair value through other comprehensive income	16.7	-	16.7
Derivative financial instruments	31	Fair value through profit and loss	Fair value through profit and loss	86.4	-	86.4

Current
Cash and cash	18	Amortized cost	Amortized cost	620.9	-	620.9
Trade and other receivables	16	Amortized cost	Amortized cost	1,212.0	(20.0)	1,192.0

Financial liabilities – financial liabilities at amortized cost

Non-current
Borrowings (gross)	20	Amortized cost	Amortized cost	4,946.6	-	4,946.6
Finance leases	21	Amortized cost	Amortized cost	14.9	-	14.9
Provisions	24	Amortized cost	Amortized cost	35.4	-	35.4

Current
Borrowings (gross)	20	Amortized cost	Amortized cost	50.3	-	50.3
Finance leases	21	Amortized cost	Amortized cost	13.6	-	13.6
Trade and other payables	19	Amortized cost	Amortized cost	676.9	-	676.9
Provisions	24	Amortized cost	Amortized cost	57.4	-	57.4

[1] The IFRS 9 adjustment of an increase in the trade receivables loss allowance of $20.0m resulted in a corresponding decrease in retained earnings of $20.0m, net of $4.4m of deferred tax.

Quantitative Impact of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments
Consolidated statement of comprehensive income – impact of IFRS 15 in the year ended October 31, 2019

		12 months ended October 31, 2019			18 months ended October 31, 2018
		Post IFRS 15	IFRS 15 Adjustments	Pre IFRS 15
	Note	$m	$m	$m	$m
Revenue	1,2	3,348.4	(16.1)	3,332.3	4,754.4

Operating profit		221.7	(22.1)	199.6	376.8
Finance costs	6	(282.4)	-	(282.4)	(350.4)
Finance income	6	26.6	-	26.6	7.7
(Loss)/ profit before tax		(34.1)	(22.1)	(56.2)	34.1
Taxation	7	16.0	1.6	17.6	673.1
(Loss)/profit from continuing operations		(18.1)	(20.5)	(38.6)	707.2
Profit from discontinued operation (attributable to equity shareholders of the Company)	37	1,487.2	30.6	1,517.8	76.9
Profit for the period		1,469.1	10.1	1,479.2	784.1

Attributable to:
Equity shareholders of the parent		1,468.8	10.1	1,478.9	784.0
Non-controlling interests		0.3	-	0.3	0.1
Profit for the period		1,469.1	10.1	1,479.2	784.1

Earnings per share (cents)
From continuing and discontinued operations		cents	cents	cents	cents
- Basic	9	388.50	2.67	391.17	201.70
- Diluted	9	384.35	2.64	386.99	196.17

From continuing operations
- Basic	9	(4.87)	(5.42)	(10.29)	181.91
- Diluted	9	(4.87)	(5.42)	(10.29)	176.92

Earnings per share (pence)
From continuing and discontinued operations		pence	pence	pence	pence
- Basic	9	305.07	2.10	307.17	151.61
- Diluted	9	301.81	2.08	303.89	147.45

From continuing operations
- Basic	9	(3.82)	(4.26)	(8.08)	136.73
- Diluted	9	(3.82)	(4.26)	(8.08)	132.98

Consolidated statement of financial position – impact of IFRS 15 on year ended October 31, 2019

		12 months ended October 31, 2019			18 months ended October 31, 2018
		Post IFRS 15	IFRS 15 Adjustments	Pre IFRS 15
	Note	$m	$m	$m	$m
ASSETS
Non-current assets
Contract-related costs	17	31.5	(31.5)	-	-

Current assets
Trade and other receivables	16	1,032.9	(0.9)	1,032.0	1,272.0
Contract-related costs	17	19.3	(19.3)	-	-

LIABILITIES
Current liabilities
Trade and other payables	19	(611.0)	-	(611.0)	(676.9)
Contract liabilities	23	(1,045.9)	-	(1,045.9)	(1,134.7)
Non-current liabilities
Contract liabilities	23	(149.9)	-	(149.9)	(178.1)
Deferred tax liabilities	28	(987.1)	9.0	(978.1)	(1,170.5)

Table below shows the impact of IFRS 15 on opening retained earnings at November 1, 2018 and the continuing operations and discontinued operation for the 12 months ended October 31, 2019.

		Continuing operations			Discontinued operation
	Increase / (decrease) in opening retained earnings on November 1, 2018	Increase / (decrease) in Revenue in the 12 months ended October 31, 2019	Increase / (decrease) in Operating expenses in the 12 months ended October 31, 2019	Increase / (decrease) in Profit before tax in the 12 months ended October 31, 2019	Profit/(loss) from discontinued operation (attributable to equity shareholders of the Company) in the 12 months ended October 31, 2019
	$m	$m	$m	$m	$m
Cost of obtaining customer contracts	64.7	-	(21.2)	21.2	(35.4)
Rebillable expenses	-	2.4	2.4	-	-
Consideration payable to a customer	5.0	13.7	12.8	0.9	(5.0)
Deferred tax	(17.3)	-	-	-	9.8
	52.4	16.1	(6.0)	22.1	(30.6)

During the 12 months ending October 31, 2019, the Group amortized $10.2m contract-related costs and capitalized $31.4m, resulting in a net increase in profit before tax of $21.2m (note 17).

Retained earnings – impact of IFRS 15 and IFRS 9

	Retained earnings at October 31, 2018	IFRS 15 Adjustment	IFRS 9 Adjustment	Retained earnings at November 1, 2018
	$m	$m	$m	$m
Retained earnings	3,275.2	52.4	(15.6)	3,312.0